Long-term Investments - Summary of Long Term Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Investment [Line Items]
Beginning balance	¥ 9,839		¥ 6,143
Additions	10,090		3,500
Shares of results of equity method investees	(1,560)		196
Ending balance	18,369	$ 2,587	9,839
Equity method investments [Member]
Investment [Line Items]
Beginning balance	6,920		3,224
Additions	8,090		3,500
Shares of results of equity method investees	(1,560)		196
Ending balance	13,450		6,920
Equity investments without readily determinable fair values [Member]
Investment [Line Items]
Beginning balance	2,919		2,919
Ending balance	2,919		2,919
Debt security investments [Member]
Investment [Line Items]
Beginning balance	0		0
Additions	2,000
Ending balance	¥ 2,000		¥ 0